The table below shows the breakdown by maturity of the notional amounts: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	$ 799,828
Exchange rate contracts - Future	116,074
Forward contracts	83,155
Warrants	65,000
Total assets	1,064,057	$ 625,018
Interest rate contracts - Future	2,871,882
Exchange rate contracts - Future	77,115
Interest rate contracts - Swap	9,523
Total liabilities	2,958,520	2,459,665
Total	4,022,577
Interest rate contracts - Future		514,917
Exchange rate contracts - Future	27	110,101
Interest rate contracts - Future	(462)	2,449,451
Exchange rate contracts - Future	(4,034)	10,214
Total		3,084,683
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	775,002
Exchange rate contracts - Future	116,074
Forward contracts	83,155
Warrants
Total assets	974,231	478,149
Interest rate contracts - Future	1,668,284
Exchange rate contracts - Future	77,115
Interest rate contracts - Swap
Total liabilities	1,745,399	39,393
Total	2,719,630
Interest rate contracts - Future		368,048
Exchange rate contracts - Future		110,101
Interest rate contracts - Future		39,393
Exchange rate contracts - Future
Total		517,542
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	24,755
Exchange rate contracts - Future
Forward contracts
Warrants
Total assets	24,755	143,381
Interest rate contracts - Future	864,989
Exchange rate contracts - Future
Interest rate contracts - Swap
Total liabilities	864,989	242,931
Total	889,744
Interest rate contracts - Future		143,381
Exchange rate contracts - Future
Interest rate contracts - Future		242,931
Exchange rate contracts - Future
Total		386,312
Later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	71
Exchange rate contracts - Future
Forward contracts
Warrants	65,000
Total assets	65,071	3,488
Interest rate contracts - Future	338,609
Exchange rate contracts - Future
Interest rate contracts - Swap	9,523
Total liabilities	348,132	2,177,341
Total	413,203
Interest rate contracts - Future		3,488
Exchange rate contracts - Future
Interest rate contracts - Future	(393)	2,167,127
Exchange rate contracts - Future		10,214
Total		$ 2,180,829